Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Stock Options Valuation Assumptions

The following table summarizes the weighted-average grant date value of options and the assumptions used to develop their fair value.

	Year ended December 31,
	2019	2018
Weighted-average grant date fair value of options	$1.20	$0.42
Risk-free interest rate	1.51%—2.53%	2.43%—3.09%
Expected volatility	46.70%—47.87%	47.22%—49.13%
Expected life in years	5.52—6.08 years	5.00—6.08 years
Dividend yield	—	—

Summary of Changes in Stock Options Activity

A summary of the changes in common stock options issued under all of the existing stock option plans is as follows:

(in thousands, except per share amounts)	Shares	Weighted average of exercise prices	Weighted average of remaining term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2017	6,444	$0.66	8.36	$8,019
Granted	4,655	2.76	—	—
Exercised	(1,386)	0.45	—	—
Forfeited	(707)	1.29	—	—

Options outstanding at December 31, 2018	9,006	$1.71	8.60	$13,327
Granted	2,266	3.45	—	—
Exercised	(1,099)	1.17	—	—
Forfeited	(846)	1.98	—	—

Options outstanding at December 31, 2019	9,327	$2.22	8.17	$65,294

Vested and expected to vest at December 31, 2019(1)	8,588	$2.10	8.04	$61,144

Vested at December 31, 2019	3,699	$1.35	7.08	$29,092

(1)	The expected-to-vest options are the result of applying the pre-vesting forfeiture rate to outstanding options.

Summary of Stock-Based Compensation Expense

Stock-based compensation expense was included in the following line items in the accompanying condensed consolidated statements of operations during the periods presented (in thousands):

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2020	2019	2020	2019
Cost of revenue	$179	$62	$334	$121
Sales and marketing	871	241	1,511	572
Research and development	582	186	1,216	415
General and administrative	1,236	326	1,977	1,123

Total stock-based compensation expense	$2,868	$815	$5,038	$2,231

Total stock-based compensation expense recognized was as follows:

	Year ended December 31,
(in thousands)	2019	2018
Cost of revenue	$191	$82
Sales and marketing	838	388
Research and development	666	432
General and administrative	1,461	1,169

Total stock-based compensation expense	$3,156	$2,071

Schedule of Preferred Stock

As of December 31, 2019, the holders of preferred stock (“Series A Stock,” “Series B Stock,” “Series C Stock,” “Series D Stock,” “Series D-1 Stock,” “Series E Stock,” “Series E-1 Stock,” and “Series F Stock”) have various rights and preferences as follows:

(in thousands)	Shares authorized	Shares outstanding	Shares outstanding as converted to common stock	Liquidation amounts
Series A Stock	15,000	15,000	$5,000	$15,000
Series B Stock	10,611	10,611	3,537	20,116
Series C Stock	16,393	16,393	5,604	40,000
Series D Stock	14,451	14,451	5,082	50,000
Series D-1 Stock	1,445	1,445	508	5,000
Series E Stock	20,307	20,307	6,769	39,000
Series E-1 Stock	195	195	65	400
Series F Stock	23,628	23,628	7,877	68,662

Total Preferred Stock	102,030	102,030	$34,442	$238,178